OTHER INCOME (EXPENSE)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE)
OTHER INCOME

The components of other income for the years ended December 31 were as follows:

	2018	2017	2016
Interest income	$253	$245	$163
Interest expense	(156)	(159)	(71)
Other	(46)	(19)	(9)
	$51	$67	$83